Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of jointly controlled and significant influence - participation

			Equity interest in %
	Activity	Country	2025	2024
Jointly Controlled by Banco Santander
Banco RCI Brasil S.A.	Bank	Brasil	39.89%	39.89%
Estruturadora Brasileira de Projetos S.A. - EBP (1)(2)	Other Activities	Brasil	11.11%	11.11%
Gestora de Inteligência de Crédito (1)	Credit Bureau	Brasil	15.56%	15.56%
Jointly controlled companies of Santander Corretora de Seguros
Hyundai Corretora de Seguros	Insurance Brokerage	Brasil	50.00%	50.00%
Subsidiary of Webmotors S.A.
Loop Gestão de Pátios S.A. (Loop)	Services	Brasil	51.00%	51.00%
Car10 Tecnologia e Informação S.A. (Car10)	Technology	Brasil	66.67%	66.67%
Subsidiary of Car10 Tecnologia e Informação S.A.
Pag10 Fomento Mercantil Ltda.	Technology	Brasil	100.00%	100.00%
Subsidiary of Tecnologia Bancária S.A.
Tbnet Comércio, Locação e Administração Ltda. (Tbnet)	Other Activities	Brasil	100.00%	100.00%
TecBan Serviços Integrados Ltda.	Other Activities	Brasil	100.00%	100.00%
Subsidiary of Tbnet
Tbforte Segurança e Transporte de Valores Ltda. (Tbforte)	Other Activities	Brasil	100.00%	100.00%
Significant Influence of Banco Santander
Núclea S.A.	Other Activities	Brasil	17.53%	17.53%
Pluxee Beneficios Brasil S.A. (3)	Benefits	Brasil	20.00%	20.00%
Santander Auto S.A.	Other Activities	Brasil	50.00%	50.00%
Significant Influence of Santander Corretora de Seguros
Tecnologia Bancária S.A. - TECBAN (1)	Other Activities	Brasil	18.98%	18.98%
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A	Other Activities	Brasil	18.35%	20.00%
Biomas - Serviços Ambientais, Restauração e Carbono S.A.	Other Activities	Brasil	16.66%	16.66%
Webmotors S.A.	Other Activities	Brasil	30.00%	30.00%

Schedule of jointly controlled and significant influence investments

	Investments
	2025	2024
Jointly Controlled by Banco Santander	534,505	644,426
Banco RCI Brasil S.A.	485,793	591,951
Estruturadora Brasileira de Projetos S.A. - EBP	428	387
Gestora de Inteligência de Crédito	48,284	52,088
Jointly Controlled by Santander Corretora de Seguros	3,492	2,307
Hyundai Corretora de Seguros	3,492	2,307
Significant Influence of Banco Santander	2,370,206	2,422,571
Núclea S.A.	314,434	306,521
Pluxee Benefícios Brasil S.A. (3)	1,933,758	2,059,643
Santander Auto S.A.	56,745	56,407
FIDC Creditórios Multisegmentos NPL Ipanema X Responsabilidade Limitada	65,269	—
Significant Influence of Santander Corretora de Seguros	608,891	570,872
Tecnologia Bancária S.A. - TECBAN (1)	250,552	248,951
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A	47,321	41,027
BIOMAS – Serviços Ambientais, Restauração e Carbono S.A.	3,946	2,923
Webmotors S.A.	307,072	277,971
Total	3,517,094	3,640,176
(1)	Entities with a one-month lag in equity method accounting. For the recognition of equity method income, the financial position as of 12/31/2025 was utilized on 11/30/2025.
(2)	Despite holding a stake of less than 20%, the Bank exercises joint control over the entity with the other majority shareholders, through a shareholders' agreement that stipulates no business decision can be made by a single shareholder, that is, decisions require the unanimous consent of the parties sharing control.”
(3)	The balance of the transaction for the acquisition of a stake in Pluxee includes its investment in its benefits subsidiary, Pluxee Instituição de Pagamento S.A. (Current name of “Ben Benefícios e Serviços Instituição de Pagamentos S.A”) and goodwill generated by expected future profitability, as per terms described in Note 3.i.

Schedule of jointly controlled and significant influence results of equity

	Equity method results
	2025	2024	2023
Jointly Controlled by Banco Santander	134,304	91,247	60,813
Banco RCI Brasil S.A.	138,067	95,674	66,229
Núclea S.A.	-	-	-
Estruturadora Brasileira de Projetos S.A. - EBP	41	(8)	20
Gestora de Inteligência de Crédito	(3,804)	(4,419)	(5,436)

	Equity method results
	2025	2024	2023
Jointly Controlled by Santander Corretora de Seguros	1,197	700	353
Webmotors S.A.	-	-	-
Hyundai Corretora de Seguros	1,197	700	353

Significant Influence of Banco Santander	253,276	184,987	128,414
Núclea S.A.	111,109	106,160	109,223
Pluxee Benefícios Brasil S.A.	110,797	53,039	-
Santander Auto S.A.	36,489	25,788	19,191
FIDC Creditórios Multisegmentos NPL Ipanema X Responsabilidade Limitada	(5,119)	—	—
Significant Influence of Santander Corretora de Seguros	69,536	36,052	49,656
Tecnologia Bancária S.A. - TECBAN	1,633	2,868	2,435
PSA Corretora de Seguros e Serviços Ltda.	-	-	1,925
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A	6,294	(1,538)	2
BIOMAS – Serviços Ambientais, Restauração e Carbono S.A.	(6,476)	(5,663)	(1,415)
Webmotors S.A.	68,085	40,385	46,709
Total	458,313	312,986	239,236

Schedule of jointly controlled and significant influence total

			2025
	Total assets	Total liabilities	Total Income
Jointly Controlled by Banco Santander	15,623,855	15,303,124	322,033
Banco RCI Brasil S.A.	14,406,307	14,060,196	346,111
Estruturadora Brasileira de Projetos S.A. - EBP	3,889	3,876	369
Gestora de Inteligência de Crédito	1,213,660	1,239,052	(24,447)
Jointly Controlled by Santander Corretora de Seguros	3,169,143	3,184,741	(45,238)
Tecnologia Bancária S.A. - TECBAN	2,836,231	2,797,987	8,603
Hyundai Corretora de Seguros Ltda.	11,069	8,676	2,393
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A	279,750	295,046	(15,295)
BIOMAS – Serviços Ambientais, Restauração e Carbono S.A.	42,093	83,032	(40,939)
Significant Influence of Banco Santander	11,271,921	9,932,267	1,260,785
Núclea S.A.	2,164,151	1,524,528	633,822
Pluxee Benefícios Brasil S.A.	8,419,988	7,792,935	553,985
Santander Auto S.A.	687,782	614,804	72,978
Significant Influence of Santander Corretora de Seguros	846,681	614,883	226,950
Webmotors S.A.	846,681	614,883	226,950
Total	30,911,600	29,035,015	1,764,530

			2024
	Total assets	Total liabilities	Total Income
Jointly Controlled by Banco Santander	14,064,120	13,920,211	212,081
Banco RCI Brasil S.A.	12,806,942	12,663,035	239,839
Estruturadora Brasileira de Projetos S.A. - EBP	1,784	1,783	1
Gestora de Inteligência de Crédito	1,255,393	1,255,393	(27,759)
Jointly Controlled by Santander Corretora de Seguros	3,003,077	3,034,120	(31,043)
Tecnologia Bancária S.A. - TECBAN	2,752,924	2,755,450	(2,526)
Hyundai Corretora de Seguros Ltda.	7,152	5,753	1,399
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A	211,773	211,538	235
BIOMAS – Serviços Ambientais, Restauração e Carbono S.A.	31,228	61,379	(30,151)
Significant Influence of Banco Santander	11,442,660	10,558,737	883,923
Núclea S.A.	2,779,787	2,212,634	567,153
Santander Auto S.A.	422,852	371,276	51,576
Significant Influence of Santander Corretora de Seguros	634,889	510,446	124,443
Webmotors S.A.	634,889	510,446	124,443
Total	29,144,746	28,023,514	1,189,405

Schedule of jointly controlled and significant influence changes in the balance

	2025	2024
Jointly Controlled by Banco Santander
Balance at the beginning of the fiscal year	975,731	878,944
Change in corporate participation	-	-
Addition/(disposal)	-	186
Capital decreases/reduction	-	-
Equity method results	135,501	91,947
Dividends	(279,091)	(81,467)
Adjustment to fair value	34,854	86,121
Balance at the end of the fiscal year	866,995	975,731
Significant Influence of Banco Santander
Balance at beginning of year	2,664,444	730,836
Change in corporate participation	70,388	-
Equity method results	322,812	221,039
Dividends	(347,427)	(297,832)
Addition/(disposal) (1)	7,500	2,011,369
Capital decreases/reduction	28	(2,364)
(-) Amortization	(94,543)	-
Adjustment to fair value	(1,142)	1,396
Balance at the end of the fiscal year	2,650,098	2,664,444

Schedule of principal jointly controlled entities

	2025	2024
	Banco RCI Brasil	Banco RCI Brasil
Assets	13,984,420	12,276,584
Liabilities	(12,767,790)	(10,782,915)
Cash and Cash Equivalents	350,232	336,955
Depreciation and amortization	(2,080)	(1,937)
Income	680,804	772,324
Interest income	2,164,109	1,891,374
Interest expenses	(1,483,305)	(1,119,050)
Income / (Expense) from Income Tax	(260,142)	(139,420)
Current Liabilities (excluding Trading, Other Liabilities, and Provisions)	(5,161,615)	(4,698,162)
Non-Current Liabilities (excluding Trading, Other Liabilities, and Provisions)	(7,606,175)	(6,084,753)